Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Net income	$ 109,851	$ 233,763	$ 203,168
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	(7,963)	(112,668)	111,900
Pension and Other Postretirement Benefit Liabilities
Net Loss Arising During the Period	27,514	(138,634)	4,405
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	310	276	284
Less: Amortization or Settlement Recognition of Net Gain (Loss)	20,412	10,693	10,346
Effect of Exchange Rates on Amounts Included for Pensions	529	4,500	(4,767)
Pension and Other Postretirement Benefit Liability Adjustments	48,765	(123,165)	10,268
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding Gains During the Period	7,967	(21,030)	13,305
Less: Reclassification Adjustments for Gains Included in Net Income	(1,953)	1,043	(5,676)
Unrealized Gain (Loss) on Securities	6,014	(19,987)	7,629
Unrealized Gain (Loss) on Derivatives	(15)	(6,590)	7,276
Other Comprehensive Income, Before Tax	46,801	(262,410)	137,073
Income Tax Expense Related to Components of Other Comprehensive Income	(19,470)	50,565	(8,116)
Other Comprehensive Income, After Tax	27,331	(211,845)	128,957
Comprehensive Income	137,182	21,918	332,125
Less: Comprehensive Income Attributable to Noncontrolling Interests	19,939	(10,052)	29,203
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 117,243	$ 31,970	$ 302,922